Disclosure of detailed information about investments (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Investments Disclosure Of Detailed Information About Investments 1	$ 41
Investments Disclosure Of Detailed Information About Investments 2	41
Investments Disclosure Of Detailed Information About Investments 3	127
Investments Disclosure Of Detailed Information About Investments 4	44
Investments Disclosure Of Detailed Information About Investments 5	0
Investments Disclosure Of Detailed Information About Investments 6	0
Investments Disclosure Of Detailed Information About Investments 7	168
Investments Disclosure Of Detailed Information About Investments 8	$ 85